Loans and Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loans and Borrowings Table [Abstract]
Schedule of Loans and Borrowings	The book value of loans and borrowings are as follows:
	At June 30 2023 £’000	At December 31 2022 £’000
Current
Stocking loans	82,350	161,592
Subscription facilities	763	14,983
Secured asset financing	1,024	1,479
Bank loans	-	30
	84,137	178,084
Non-current
Secured asset financing	2,338	4,113
	2,338	4,113
Total loans and borrowings	86,475	182,197
The book value of loans and borrowings are as follows:
	At December 31	At December 31
	2022	2021
	£’000	£’000
Current
Stocking loans	161,592	169,170
Subscription facilities	14,983	10,188
Secured asset financing	1,479	-
Bank loans	30	635
Mortgages	-	547
	178,084	180,540
Non-current
Stocking loans	-	8,809
Subscription facilities	-	56,987
Secured asset financing	4,113	-
Bank loans	-	815
Mortgages	-	1,502
	4,113	68,113

Total loans and borrowings	182,197	248,653